Document and Entity Information	Dec. 15, 2020
Cover [Abstract]
Entity Registrant Name	CHART INDUSTRIES INC
Amendment Flag	false
Entity Central Index Key	0000892553
Document Type	8-K
Document Period End Date	Dec. 15, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-11442
Entity Tax Identification Number	34-1712937
Entity Address, Address Line One	3055 Torrington Drive
Entity Address, City or Town	Ball Ground
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30107
City Area Code	(770)
Local Phone Number	721-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01
Trading Symbol	GTLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false